SCHEDULE OF CONCENTRATION RISK FROM ACCOUNTS RECEIVABLE (Details) - Accounts Receivable [Member] - Customer Concentration Risk [Member] - Spetner Associates Inc [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2025 [1]	Dec. 31, 2024		Dec. 31, 2023
Customer A [Member]
Product Information [Line Items]
Concentration risk, percentage	68.00%		[2]	54.00%
Customer B [Member]
Product Information [Line Items]
Concentration risk, percentage	20.00%		[2]	24.00%
Customer C [Member]
Product Information [Line Items]
Concentration risk, percentage	12.00%		[2]	10.00%
Customer D [Member]
Product Information [Line Items]
Concentration risk, percentage		71.00%			[2]
Customer E [Member]
Product Information [Line Items]
Concentration risk, percentage		11.00%			[2]

[1]	Represents amount less than 10%
[2]	Represents amount less than 10%